TRANSFERS OF FINANCIAL ASSETS NOT QUALIFYING FOR DERECOGNITION (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Sale and repurchase agreements
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of financial assets not derecognised in their entirety	£ 1,309	£ 14
Carrying amount of associated financial liabilities	(1,335)	(14)
Securities lending agreements
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of financial assets not derecognised in their entirety	3,292	3,136
Carrying amount of associated financial liabilities	£ (2,794)	£ (2,735)